ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	Jun. 14, 2022	Sep. 16, 2019	Aug. 23, 2019	Jul. 31, 2023	Jul. 26, 2023	Apr. 30, 2023	Jan. 31, 2023	Dec. 05, 2022	Jul. 31, 2022	Apr. 30, 2022	Jun. 21, 2021	Apr. 30, 2021	Feb. 10, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-10 reverse stock split
Stockholders equity				$ (18,369,272)		$ (18,613,761)	$ 11,700,000		$ 47,773,360	$ 32,511,932
Impaired of intangible assets and goodwill amount										3,486,599
Previously Reported [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders equity						$ (18,613,761)				$ 32,511,932		$ (18,450,744)
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders equity					$ 2,500,000		$ 2,500,000
Slinger Bag Americas Inc [Member] | Stock Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for acquisition			50,000
Number of value issued for acquisition			$ 332,239
Slinger Bag Americas Inc [Member] | Stock Purchase Agreement [Member] | Previously Reported [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for acquisition			2,000,000
Sole Shareholder of SBL [Member] | Stock Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares owned		50,000
Sole Shareholder of SBL [Member] | Stock Purchase Agreement [Member] | Previously Reported [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares owned		2,000,000
Slinger Bag Americas Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of ownership		100.00%	100.00%										100.00%
Number of shares exchanged		50,000
Slinger Bag Americas Inc [Member] | Previously Reported [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares exchanged		2,000,000
Sole Shareholder of SBL [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of ownership		82.00%
Foundation Sports Systems LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of ownership								75.00%
Foundation Sports Systems LLC [Member] | Charles Ruddy [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of ownership											100.00%